Other Real Estate Owned, Net (Tables)	12 Months Ended
Dec. 31, 2015
Net of Valuation Allowances for Losses on Other Real Estate Owned

Other real estate owned (“OREO”) is presented net of a valuation allowance for losses. An analysis of the valuation allowance on OREO is shown below.

	Years ended
	December 31,
(Dollars in thousands)	2015	2014
Balance, beginning of year	$626	$538
Provision for losses	288	235
Charge-offs	(293)	(147)

Balance, end of period	$621	$626

Components of Expenses Applicable to Foreclosed Assets

Expenses applicable to OREO include the following:

	Years ended
	December 31,
(Dollars in thousands)	2015	2014
Net loss on sales of real estate	$107	$92
Provision for losses	288	235
Operating expenses, net of income	68	131

Total expenses	$463	$458